SUMMARY OF SIGNIFICANT POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Restricted cash	$ 2	$ 2
Estimated life period	10 years
Government grants, period	5 years
Securities, percentage	10.00%
Statutory surplus percentage	10.00%
Statutory surplus fund
RMB [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate	7.1586	7.1884
USD [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate		1
Continuing Operations [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Restricted cash	$ 2	$ 2
Advances from customers amount	539	539
Deferred government grant
Government grant recognized
Discontinued Operations [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Advances from customers amount		4,537,799
Deferred government grant	42,883	55,334
Government grant recognized	$ 13,242	$ 20,084
AGM Technology Limited (“AGM Technology “) [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Percentage of assessable profits	16.50%
PRC Companies [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Statutory surplus percentage	50.00%
Hong Kong [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Percentage of assessable profits	8.25%
Net profit	$ 2,000,000
Average Translation [Member] | RMB [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate	7.1839	7.1051
Average Translation [Member] | USD [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate		1